Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Apr. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” as determined under SEC requirements to our CEO and to our other NEOs and certain financial performance of the company. Compensation actually paid does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with company’s performance, see the Compensation Discussion and Analysis.

PAY VERSUS PERFORMANCE TABLE

							Value of Initial Fixed $100 Investment Based On:
Year(1)	SCT Total Compensation for CEO (Umpleby)	SCT Total Compensation for CEO (Creed)	Compensation Actually Paid to CEO (Umpleby)(2)	Compensation Actually Paid to CEO (Creed)(2)	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs(2)	Cumulative TSR(3)	Cumulative Peer Group TSR (S&P 500 Industrials)(3)	Net Income ($M)	Return on Equity(4)
2025	$22,191,496	$17,008,077	$82,309,936	$49,423,389	$7,573,910	$23,806,106	$346.12	$189.72	$8,884	44.1%
2024	$25,261,296		$45,738,387		$9,094,854	$15,172,848	$215.91	$158.87	$10,792	55.0%
2023	$25,830,332		$39,641,382		$7,698,819	$11,525,285	$173.20	$135.24	$10,335	61.5%
2022	$20,607,600		$34,096,694		$6,610,827	$10,398,658	$137.52	$114.48	$6,705	45.3%
2021	$24,298,032		$34,172,491		$7,610,248	$10,084,611	$115.95	$121.12	$6,489	37.2%

Company Selected Measure Name			Return on Equity
Named Executive Officers, Footnote
(1)	In 2025, Mr. Umpleby served as our CEO until April 30, and Mr. Creed became our CEO on May 1. For previous covered years, Mr. Umpleby served as our CEO. Other Named Executive Officers are as follows: for 2025, Andrew Bonfield, Bob De Lange, Denise Johnson and Christy Pambianchi; 2024, 2022 and 2021, Joe Creed, Denise Johnson, Bob De Lange and Andrew Bonfield; and for 2023, Andrew Bonfield, Suzette Long, Denise Johnson and Joe Creed.

Peer Group Issuers, Footnote [Text Block]
(3)	Total shareholder return amounts assume an initial investment of $100 on December 31, 2020.

Adjustment To PEO Compensation, Footnote

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2025	CEO (Umpleby) (1)	$22,191,496	$(17,308,440)	$45,961,760	$25,246,882	$6,218,238	$—	$82,309,936
	CEO (Creed) (1)	$17,008,077	$(12,639,601)	$33,915,126	$9,603,415	$1,536,372	$—	$49,423,389
	NEO Average(1)	$7,573,910	$(5,191,026)	$14,744,252	$5,389,713	$1,289,257	$—	$23,806,106

Non-PEO NEO Average Total Compensation Amount			$ 7,573,910	$ 9,094,854	$ 7,698,819	$ 6,610,827	$ 7,610,248
Non-PEO NEO Average Compensation Actually Paid Amount			$ 23,806,106	15,172,848	11,525,285	10,398,658	10,084,611
Adjustment to Non-PEO NEO Compensation Footnote

		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2025	CEO (Umpleby) (1)	$22,191,496	$(17,308,440)	$45,961,760	$25,246,882	$6,218,238	$—	$82,309,936
	CEO (Creed) (1)	$17,008,077	$(12,639,601)	$33,915,126	$9,603,415	$1,536,372	$—	$49,423,389
	NEO Average(1)	$7,573,910	$(5,191,026)	$14,744,252	$5,389,713	$1,289,257	$—	$23,806,106

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			COMPENSATION ACTUALLY PAID AND TSR
Compensation Actually Paid vs. Net Income [Text Block]			COMPENSATION ACTUALLY PAID AND NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]			COMPENSATION ACTUALLY PAID AND ROE
Tabular List [Table Text Block]

COMPANY’S MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following are the most important financial performance measures (shown in alphabetical order), as determined by the company, that link compensation actually paid to our CEO and other NEOs to the company’s performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted Profit Per Share
Enterprise Operating Profit
Enterprise Operating Profit After Capital Charge (OPACC)
Enterprise Operating Profit Margin
Enterprise Services Revenues
Relative TSR
Return on Equity

Total Shareholder Return Amount							115.95	$ 137.52	$ 173.20	$ 215.91	$ 346.12
Peer Group Total Shareholder Return Amount							121.12	$ 114.48	$ 135.24	$ 158.87	$ 189.72
Net Income (Loss) Attributable to Parent			$ 8,884,000,000	$ 10,792,000,000	$ 10,335,000,000	$ 6,705,000,000	$ 6,489,000,000
Company Selected Measure Amount			0.441	0.550	0.615	0.453	0.372
PEO Name	Mr. Umpleby	Mr. Creed		Mr. Umpleby	Mr. Umpleby	Mr. Umpleby	Mr. Umpleby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Return on Equity
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Profit Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Enterprise Operating Profit
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Enterprise Operating Profit After Capital Charge (OPACC)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Enterprise Operating Profit Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Enterprise Services Revenues
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Non-PEO NEO [Member] | Grant Date Fair Valueof Current Year Grantsas Disclosedinthe S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (5,191,026)
Non-PEO NEO [Member] | Year End Fair Valueof Awards Grantedin Current Yearand Unvestedat Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,744,252
Non-PEO NEO [Member] | Changein Fair Valueof Awards Grantedin Prior Yearsand Unvestedat Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,389,713
Non-PEO NEO [Member] | Changein Fair Valueof Awards Grantedin Prior Yearsand Vestedin Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,289,257
Non-PEO NEO [Member] | Prior Year End Fair Valueof Any Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Mr. Umpleby [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 22,191,496		22,191,496	$ 25,261,296	$ 25,830,332	$ 20,607,600	$ 24,298,032
PEO Actually Paid Compensation Amount	82,309,936		$ 82,309,936	$ 45,738,387	$ 39,641,382	$ 34,096,694	$ 34,172,491
Mr. Umpleby [Member] | PEO [Member] | Grant Date Fair Valueof Current Year Grantsas Disclosedinthe S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,308,440)
Mr. Umpleby [Member] | PEO [Member] | Year End Fair Valueof Awards Grantedin Current Yearand Unvestedat Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,961,760
Mr. Umpleby [Member] | PEO [Member] | Changein Fair Valueof Awards Grantedin Prior Yearsand Unvestedat Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,246,882
Mr. Umpleby [Member] | PEO [Member] | Changein Fair Valueof Awards Grantedin Prior Yearsand Vestedin Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,218,238
Mr. Umpleby [Member] | PEO [Member] | Prior Year End Fair Valueof Any Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Mr. Creed [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 17,008,077
PEO Actually Paid Compensation Amount		49,423,389
Mr. Creed [Member] | PEO [Member] | Grant Date Fair Valueof Current Year Grantsas Disclosedinthe S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(12,639,601)
Mr. Creed [Member] | PEO [Member] | Year End Fair Valueof Awards Grantedin Current Yearand Unvestedat Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		33,915,126
Mr. Creed [Member] | PEO [Member] | Changein Fair Valueof Awards Grantedin Prior Yearsand Unvestedat Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,603,415
Mr. Creed [Member] | PEO [Member] | Changein Fair Valueof Awards Grantedin Prior Yearsand Vestedin Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,536,372
Mr. Creed [Member] | PEO [Member] | Prior Year End Fair Valueof Any Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0